Property and Equipment, Net - Schedule of Property and Equipment Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 8,604	$ 6,777
Accumulated depreciation	(5,359)	(3,807)
Net book value	3,245	2,970
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,709	2,039
Accumulated depreciation	(1,865)	(1,450)
Net book value	844	589
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	53	34
Accumulated depreciation	(21)	(15)
Net book value	32	19
Furniture and Fixture [Member]
Property, Plant and Equipment [Line Items]
Cost	626	505
Accumulated depreciation	(392)	(300)
Net book value	234	205
Computer and Peripherals [Member]
Property, Plant and Equipment [Line Items]
Cost	5,216	4,199
Accumulated depreciation	(3,081)	(2,042)
Net book value	$ 2,135	$ 2,157